DEBT	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
DEBT

NOTE 5 - DEBT

On April 17, 2020, we received funds under the Paycheck Protection Program (the “PPP”), a part of the CARES Act. The loan is serviced by Chase Bank, and the application for these funds required us to, in good faith, certify that the current economic uncertainty made the loan necessary to support our ongoing operations. We used the funds for payroll and related costs. The receipt of these funds, and the forgiveness of the loan attendant to these funds, was dependent on our ability to adhere to the forgiveness criteria. The loan bears interest at a rate of 0.98% per annum and had a maturity date of April 6, 2022, with the first payment being deferred until April 17, 2021. Under the terms of the PPP, certain amounts may be forgiven if they are used in accordance with the CARES Act. The Company applied for forgiveness of this loan as of October 2021 and forgiveness was granted by the Small Business Administration. Therefore, the loan is considered paid in full.

On March 5, 2020, the Company issued a $35,000 10% convertible note to GHS Investments, LLC, in relation to an equity financing agreement (see Note 6). The note was due on December 5, 2020 and is convertible at a rate of $0.0175 per share which resulted in a discount from the beneficial conversion feature totaling $5,000. As of March 31, 2022, the note has been paid in full.

On July 23, 2021, the Company entered into a securities purchase agreement with AJB Capital Investments, LLC (“AJB”) with respect to the sale and issuance of: (i) a commitment fee in the amount of $250,000 in the form of 12,500,000 shares of the Company’s common stock (the “Commitment Fee Shares”), (ii) a promissory note in the aggregate principal amount of $300,000 (the “Note”), (iii) common stock purchase warrants to purchase up to an aggregate of 10,000,000 shares of the common stock (the “Warrants”), and (iv) 5,000 shares of the Company’s Series D Convertible Preferred Stock. The Note and Warrants were issued on July 23, 2021. The Commitment Fee Shares were issued at a value of $250,000, the Note was issued in a principal amount of $300,000 for a purchase price of $270,000, resulting in an original issue discount of $30,000; the Warrants were issued, with an initial exercise price of $0.05 per share, subject to adjustment; and 5,000 Series D Shares were issued to be converted into the shares of common stock of the Company solely in the event of default under the securities purchase agreement. The aggregate cash subscription amount received by the Company from AJB for the issuance of the Commitment Fee Shares, Note and Warrants was $253,000, due to a reduction in the $270,000 purchase price as a result of broker, legal, and transaction fees. On February 2, 2022, the Company repaid the amounts due AJB.

On January 27, 2022, the Company entered into a securities purchase agreement with Talos Victory Fund, LLC (“TVF”). The Company issued TVF a 10% promissory note in the principal amount of $250,000 (the “Note”) and a warrant (the “Warrant”) to purchase 12,500,000 shares of the Company’s common stock, $0.001 par value per share (“Common Stock”). In connection with the agreement, the Company has authorized the issuance of 12,500,000 common share warrants (“Warrant Shares”).

On January 27, 2022, the Company entered into a securities purchase agreement with Firstfire Global Opportunities Fund (“Firstfire”). The Company issued Firstfire a 10% promissory note in the principal amount of $250,000 (the “Note”) and a warrant (the “Warrant”) to purchase 12,500,000 shares of the Company’s common stock, $0.001 par value per share (“Common Stock”). In connection with the agreement, the Company has authorized the issuance of 12,500,000 common share warrants (“Warrant Shares”).

On January 27, 2022, the Company entered into a securities purchase agreement with Mast Hill Fund, LP (“Mast Hill”). The Company issued Mast Hill a 10% promissory note in the principal amount of $250,000 (the “Note”) and a warrant (the “Warrant”) to purchase 12,500,000 shares of the Company’s common stock, $0.001 par value per share (“Common Stock”). In connection with the agreement, the Company has authorized the issuance of 12,500,000 common share warrants (“Warrant Shares”).

On March 8, 2022, the Company entered into a securities purchase agreement with Mast Hill Fund, LP (“Mast Hill”), in which Mast Hill shall purchase up to five million dollars ($5,000,000) of the Company’s common stock. In connection with the execution of the Agreement, on March 8, 2022, the Company issued Mast Hill five (5) common stock purchase warrants, respectively, for the purchase of (i) 500,000 shares of common stock (the “First Warrant”), (ii) 1,000,000 shares of common stock (the “Second Warrant”), (iii) 1,000,000 shares of common stock (the “Third Warrant”), (iv) 2,500,000 shares of common stock (the “Fourth Warrant”), and (v) 62,500,000 shares of the Company’s common stock (the “Fifth Warrant”) at the Exercise Price (as such term is defined in each of the Warrants) per share then in effect.

On March 15, 2022, the Company entered into a securities purchase agreement with Mast Hill Fund, L.P. (“Mast Hill”). The Company issued Mast Hill: (i) a promissory note in the aggregate principal amount of $250,000 (the “Note”), (ii) a common stock purchase warrant (the “Warrant”) to purchase up to an aggregate of 12,500,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), and (iii) 12,500,000 shares of Common Stock (the “Commitment Shares”).

NOTE 5 -	DEBT

In March of 2020, the Company applied for the SBA PPP government loan and was approved. On April 17,2020, the Company received $20,832 as proceeds from this loan. The Company successfully applied to have this loan forgiven.

In March of 2021, the Company applied for the SBA PPP government loan and was approved. On March 29, 2021, the Company received $20,832 as proceeds from this loan.

On March 5, 2020, the Company issued a $35,000 10% convertible note. The note was due on December 5, 2020 and is convertible at a rate of $0.0175 per share which resulted in a discount from the beneficial conversion feature totalling $5,000. During the year ended June 30, 2020, $2,127 of the debt discount was amortized. During the year ended June 30, 2021, the remaining $2,873 of the debt discount was amortized As of June 30, 2021, the note was shown net of unamortized discount of $35,000.

The 10% convertible note is currently in default. Upon default, the fixed conversion price became a Variable Conversion Price, which is 70% multiplied by the lowest trading price for the Company’s common stock during the 20 trading day period ending on the latest complete trading day prior to the conversion date.

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, “Derivatives and Hedging,” and determined that the convertible notes should be classified as a liability since the conversion option becomes effective at default resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The Company has recorded the embedded derivative liability at its’ fair value utilizing the Black-Scholes Merton option pricing model, as follows:

	Level 1	Level 2	Level 3	Total
Derivative liability	$-	$-	$45,524	$45,524